Interact Devices Inc. (IDI) (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	May 18, 2004	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsidiary or Equity Method Investee [Line Items]
Common stock issued in exchange for IDI shares				$ 10,760
Interact Devices Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock issued in exchange for IDI shares, shares	50,127,218			27,611
Number of shares of subsidiary acquired				414,172
Number of shares owned		55,987,169	55,897,169	55,897,169
Percent ownership		94.00%	94.00%
Advances to subsidiary		$ 3,393,149	$ 3,347,255	$ 3,126,772